CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Profit or loss [abstract]
PROFIT/(LOSS)/ FOR THE PERIOD	$ (4,141)	¥ (26,741)	¥ 2,741
Other comprehensive (loss)/income that will be reclassified to profit or loss in subsequent periods:
ForeignCurrencyTranslationAdjustmentsOfSubsidiaries	410	2,646	(160)
Other comprehensive loss that will not be reclassified to profit or loss in subsequent periods:
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax	(1,478)	(9,542)
Total other comprehensive loss for the period, net of tax	(1,068)	(6,896)	(160)
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	(5,209)	(33,637)	2,581
Attributable to:
Comprehensive income, attributable to owners of parent	(5,209)	(33,637)	2,581
Comprehensive income, attributable to non-controlling interests
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	(5,209)	(33,637)	2,581
Comprehensive income	$ (5,209)	¥ (33,637)	¥ 2,581